Financial Instruments	6 Months Ended
Jun. 30, 2017
Fair Value Disclosures [Abstract]
Financial Instruments
Financial Instruments

a.	Fair Value Measurements
For a description of how the Company estimates fair value and for a description of the fair value hierarchy levels, see Note 10 in the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2016.
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Company’s financial instruments that are not accounted for at fair value on a recurring basis.

		June 30, 2017		December 31, 2016
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	Level 1	815,783	815,783	805,567	805,567
Derivative instruments (note 13)
Interest rate swap agreements – assets(1)	Level 2	3,300	3,300	7,943	7,943
Interest rate swap agreements – liabilities(1)	Level 2	(304,154)	(304,154)	(302,935)	(302,935)
Cross currency interest swap agreement(1)	Level 2	(186,764)	(186,764)	(237,165)	(237,165)
Foreign currency contracts	Level 2	653	653	(2,993)	(2,993)
Stock purchase warrants	Level 3	—	—	575	575
Time-charter swap agreement	Level 3	—	—	208	208
Freight forward agreements	Level 1	10	10	—	—
Non-recurring
Vessels and equipment	Level 2	—	—	11,300	11,300
Vessels held for sale	Level 2	17,000	17,000	61,282	61,282
Equity-accounted investments (note 6c)	Level 1	33,287	33,287	—	—
Long-term investments	Level 2	—	—	6,000	6,000
Other
Loans to equity-accounted investees and joint venture partners – Current	(2)	10,951	(2)	11,821	(2)
Loans to equity-accounted investees and joint venture partners – Long-term	(2)	322,061	(2)	292,209	(2)
Long-term receivable included in accounts receivable and other assets(3)	Level 3	7,052	7,021	10,985	10,944
Long-term debt – public (note 7)	Level 1	(1,516,105)	(1,375,814)	(1,503,472)	(1,409,996)
Long-term debt – non-public (note 7)	Level 2	(5,056,817)	(4,960,137)	(5,136,074)	(5,009,900)

(1)
The fair value of the Company's interest rate swap and cross currency swap agreements at June 30, 2017 includes $12.7 million (December 31, 2016 - $15.8 million) accrued interest expense which is recorded in accrued liabilities on the unaudited consolidated balance sheets.

(2)
In the unaudited interim consolidated financial statements, the Company’s loans to and equity investments in equity-accounted investees form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. The fair value of the individual components of such aggregate interests is not determinable.

(3)
As at June 30, 2017, the estimated fair value of the non-interest bearing receivable from Royal Dutch Shell plc (or Shell) is based on the remaining future fixed payments as well as an estimated discount rate. The estimated fair value of this receivable as of June 30, 2017 was $7.0 million (December 31, 2016 – $10.9 million) using a discount rate of 8.0%. As there is no market rate for the equivalent of an unsecured non-interest bearing receivable from Shell, the discount rate is based on unsecured debt instruments of similar maturity held by the Company, adjusted for a liquidity premium. A higher or lower discount rate would result in a lower or higher fair value asset.

Time-charter swap agreement - Changes in fair value during the three and six months ended June 30, 2017 for Teekay Tankers' time-charter swap agreement, which is described in Note 13 below and is measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

	Three Months Ended June 30, 2017	Six Months Ended June 30, 2017
	$	$
Fair value asset - beginning of the period	(185)	208
Settlements	(360)	(1,106)
Realized and unrealized (loss) gain in earnings	545	898
Fair value asset - at the end of the period	—	—

The estimated fair value of the time-charter swap agreement was based in part upon the Company’s projection of future Aframax spot market tanker rates, which were derived from current Aframax spot market tanker rates and estimated future rates, as well as an estimated discount rate. The time-charter swap agreement ended on April 30, 2017.
Stock purchase warrants – During January 2014, the Company received from TIL stock purchase warrants entitling it to purchase up to 1.5 million shares of common stock of TIL (see Note 13). In May 2017, Teekay Tankers entered into the Merger Agreement with TIL. Under the terms of the Merger Agreement, warrants to purchase or acquire shares of common stock of TIL that have not been exercised as of the effective time of the merger, will be canceled. As a result, no value is recorded for this warrant in the Company's balance sheet at June 30, 2017.
Changes in fair value during the three and six months ended June 30, 2017 and 2016 for the Company’s derivative instruments, the TIL stock purchase warrants, which are described below and are measured at fair value on the recurring basis using significant unobservable inputs (Level 3), are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
	$	$	$	$
Fair value at the beginning of the period	332	6,107	575	10,328
Unrealized loss included in earnings	(332)	(4,274)	(575)	(8,495)
Fair value at the end of the period	—	1,833	—	1,833
Contingent consideration liability – In August 2014, Teekay Offshore acquired 100% of the outstanding shares of Logitel, a Norway-based company focused on high-end UMS, from CeFront for $4.0 million, which was paid in cash at closing, plus a commitment to pay an additional amount of up to $27.6 million, depending on certain performance criteria.
The Arendal Spirit UMS was delivered to Teekay Offshore in February 2015, and began its three-year charter contract in June 2015. During the second quarter of 2016, Teekay Offshore canceled the UMS construction contracts for its two remaining UMS newbuildings. This is expected to eliminate any future purchase price contingent consideration payments. Consequently, the contingent liability was reversed in the second quarter of 2016. The gain associated with this reversal is included in Other loss on the Company's unaudited consolidated statements of loss for the three and six months ended June 30, 2016.

Changes in the estimated fair value of Teekay Offshore’s contingent consideration liability relating to the acquisition of Logitel, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3), during the three and six months ended June 30, 2016 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
	$	$	$	$
Balance at beginning of period	—	(15,221)	—	(14,830)
Gain included in Other loss - net	—	15,221	—	14,830
Balance at end of period	—	—	—	—

b.	Financing Receivables
The following table contains a summary of the Company’s financing receivables by type of borrower and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

Class of Financing Receivable	Credit Quality Indicator	Grade	June 30, 2017	December 31, 2016
			$	$
Direct financing leases	Payment activity	Performing	653,846	660,594
Other loan receivables
Loans to equity-accounted investees and joint venture partners	Other internal metrics	Performing	333,012	304,030
Long-term receivable included in other assets	Payment activity	Performing	13,663	17,712
			1,000,521	982,336